UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2500 Market Street, Suite 2020, Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Vincent T. Lowry One Commerce Square 2500 Market Street, Suite 2020 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2008 - September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES LARGE CAP FUND

September 30, 2008 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—100.1%
Automobiles & Components—3.3%
Ford Motor Co.*	79,029	$410,952
General Motors Corp.	21,976	207,673
Goodyear Tire & Rubber Co.*	2,283	34,953
Harley-Davidson, Inc.	448	16,710
Johnson Controls, Inc.	2,980	90,383

Total Automobiles & Components		760,671

Banks—2.2%
BB&T Corp.	972	36,742
Comerica, Inc.	330	10,821
Fifth Third Bancorp	935	11,127
First Horizon National Corp.	521	4,877
Hudson City Bancorp, Inc.	429	7,915
Huntington Bancshares, Inc.	671	5,361
KeyCorp.	1,001	11,952
M&T Bank Corp.	169	15,083
Marshall & Ilsley Corp.	594	11,969
MGIC Investment Corp.	231	1,624
National City Corp.	2,142	3,749
PNC Financial Services Group, Inc.	437	32,644
Regions Financial Corp.	1,364	13,094
Sovereign Bancorp, Inc.	1,538	6,075
SunTrust Banks, Inc.	638	28,704
U.S. Bancorp	2,010	72,400
Wachovia Corp.	4,396	15,386
Wells Fargo & Co.	5,393	202,398
Zions Bancorporation	231	8,940

Total Banks		500,861

Capital Goods—8.4%
3M Co.	955	65,236
Boeing Co.	2,427	139,188
Caterpillar, Inc.	1,983	118,187
Cooper Industries Ltd., Class A	371	14,821
Cummins, Inc.	698	30,517
Danaher Corp.	401	27,829
Deere & Co.	845	41,828
Dover Corp.	517	20,964
Eaton Corp.	468	26,292
Emerson Electric Co.	1,234	50,335
Fastenal Co.	73	3,605
Fluor Corp.	708	39,436
General Dynamics Corp.	952	70,086
General Electric Co.	15,002	382,552
Goodrich Corp.	286	11,898
Honeywell International, Inc.	1,933	80,316

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—8.4% (continued)
Illinois Tool Works, Inc.	936	$41,605
Ingersoll-Rand Co. Ltd., Class A	639	19,918
ITT Corp.	445	24,746
Jacobs Engineering Group, Inc.*	312	16,945
L-3 Communications Holdings, Inc.	392	38,541
Lockheed Martin Corp.	1,250	137,088
Manitowoc Co., Inc.	275	4,276
Masco Corp.	1,817	32,597
Northrop Grumman Corp.	1,255	75,978
PACCAR, Inc.	1,010	38,572
Pall Corp.	187	6,431
Parker Hannifin Corp.	429	22,737
Precision Castparts Corp.	105	8,272
Raytheon Co.	1,024	54,794
Rockwell Automation, Inc.	231	8,626
Rockwell Collins, Inc.	193	9,281
Terex Corp.*	451	13,765
Textron, Inc.	590	17,275
Tyco International Ltd.	2,515	88,075
United Technologies Corp.	2,323	139,519
W.W. Grainger, Inc.	236	20,525

Total Capital Goods		1,942,656

Commercial & Professional Services—0.6%
Allied Waste Industries, Inc.*	1,714	19,043
Avery Dennison Corp.	385	17,125
Cintas Corp.	374	10,738
Equifax, Inc.	154	5,305
Monster Worldwide, Inc.*	132	1,968
Pitney Bowes, Inc.	517	17,195
R.R. Donnelley & Sons Co.	957	23,475
Robert Half International, Inc.	583	14,429
Waste Management, Inc.	1,264	39,804

Total Commercial & Professional Services		149,082

Consumer Durables & Apparel—2.3%
Black & Decker Corp.	268	16,281
Centex Corp.	1,775	28,755
Coach, Inc.*	231	5,784
D.R. Horton, Inc.	3,525	45,896
Eastman Kodak Co.	1,590	24,454
Fortune Brands, Inc.	368	21,108
Harman International Industries, Inc.	165	5,622
Hasbro, Inc.	436	15,138
Jones Apparel Group, Inc.	781	14,456
KB Home	1,321	25,997
Leggett & Platt, Inc.	869	18,936
Lennar Corp. Class A	2,529	38,416
Liz Claiborne, Inc.	649	10,663

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—2.3% (continued)
Mattel, Inc.	957	$17,264
Newell Rubbermaid, Inc.	781	13,480
Nike, Inc. Class B	790	52,851
Polo Ralph Lauren Corp.	209	13,928
Pulte Homes, Inc.	3,555	49,663
Snap-On, Inc.	193	10,163
Stanley Works	281	11,729
VF Corp.	312	24,121
Whirlpool Corp.	764	60,578

Total Consumer Durables & Apparel		525,283

Consumer Services—1.1%
Apollo Group, Inc. Class A*	115	6,820
Carnival Corp.	935	33,052
Darden Restaurants, Inc.	473	13,542
H&R Block, Inc.	671	15,265
International Game Technology	198	3,402
Marriott International, Inc. Class A	1,155	30,134
McDonald’s Corp.	1,249	77,063
Starbucks Corp.*	1,298	19,301
Starwood Hotels & Resorts Worldwide, Inc.	374	10,524
Wyndham Worldwide Corp.	473	7,431
Yum! Brands, Inc.	891	29,056

Total Consumer Services		245,590

Diversified Financials—7.9%
American Capital Ltd.	165	4,209
American Express Co.	1,768	62,640
Ameriprise Financial, Inc.	495	18,909
Bank of America Corp.	8,954	313,390
Bank of New York Mellon Corp.	846	27,563
Capital One Financial Corp.	1,210	61,710
Charles Schwab Corp.	737	19,162
CIT Group, Inc.	1,034	7,197
Citigroup, Inc.	17,265	354,105
CME Group, Inc.	9	3,344
Discover Financial Services	1,232	17,026
E*Trade Financial Corp.*	3,638	10,186
Federated Investors, Inc. Class B	88	2,539
Franklin Resources, Inc.	176	15,511
Goldman Sachs Group, Inc.	1,281	163,968
IntercontinentalExchange, Inc.*	26	2,098
Invesco Ltd.	519	10,889
Janus Capital Group, Inc.	110	2,671
JPMorgan Chase & Co.	8,405	392,513
Legg Mason, Inc.	187	7,117
Leucadia National Corp.	55	2,499
Merrill Lynch & Co., Inc.	4,461	112,863
Moody’s Corp.	209	7,106

See Notes to Schedule of Investments.

Investments	Shares	Value

Diversified Financials—7.9% (continued)
Morgan Stanley	6,108	$140,484
Northern Trust Corp.	209	15,090
NYSE Euronext	143	5,603
SLM Corp.*	869	10,723
State Street Corp.	466	26,506
T. Rowe Price Group, Inc.	121	6,499

Total Diversified Financials		1,824,120

Energy—14.0%
Anadarko Petroleum Corp.	656	31,823
Apache Corp.	305	31,805
Baker Hughes, Inc.	412	24,942
BJ Services Co.	638	12,205
Cabot Oil & Gas Corp.	168	6,072
Cameron International Corp.*	792	30,524
Chesapeake Energy Corp.	660	23,668
Chevron Corp.	7,133	588,329
ConocoPhillips	6,915	506,524
Consol Energy, Inc.	203	9,316
Devon Energy Corp.	423	38,578
El Paso Corp.	869	11,088
ENSCO International, Inc.	132	7,607
EOG Resources, Inc.	149	13,330
Exxon Mobil Corp.	12,432	965,468
Halliburton Co.	1,535	49,719
Hess Corp.	1,318	108,181
Marathon Oil Corp.	3,227	128,660
Massey Energy Co.	226	8,061
Murphy Oil Corp.	733	47,015
Nabors Industries Ltd. *	605	15,077
National Oilwell Varco, Inc.*	423	21,247
Noble Corp.	171	7,507
Noble Energy, Inc.	132	7,338
Occidental Petroleum Corp.	815	57,417
Peabody Energy Corp.	324	14,580
Pioneer Natural Resources Co.	430	22,480
Range Resources Corp.	396	16,977
Rowan Cos., Inc.	176	5,377
Schlumberger Ltd.	778	60,754
Smith International, Inc.	429	25,157
Southwestern Energy Co.*	843	25,745
Spectra Energy Corp.	605	14,399
Sunoco, Inc.	1,904	67,744
Tesoro Corp.	1,323	21,816
Transocean, Inc.*	138	15,158
Valero Energy Corp.	4,458	135,077
Weatherford International Ltd.*	761	19,132
Williams Cos., Inc.	1,057	24,998

See Notes to Schedule of Investments.

Investments	Shares	Value

Energy—14.0% (continued)
XTO Energy, Inc.	347	$16,142

Total Energy		3,237,037

Food & Staples Retailing—10.2%
Costco Wholesale Corp.	3,006	195,180
CVS Caremark Corp.	5,562	187,217
Kroger Co.	7,411	203,654
Safeway, Inc.	3,920	92,982
SUPERVALU, Inc.	2,576	55,899
SYSCO Corp.	3,396	104,699
Walgreen Co.	4,777	147,896
Wal-Mart Stores, Inc.	22,907	1,371,899
Whole Foods Market, Inc.	484	9,695

Total Food & Staples Retailing		2,369,121

Food Beverage & Tobacco—4.7%
Altria Group, Inc.	6,384	126,658
Anheuser-Busch Cos., Inc.	1,027	66,632
Archer-Daniels-Midland Co.	3,638	79,709
Brown-Forman Corp. Class B	114	8,186
Campbell Soup Co.	682	26,325
Coca-Cola Co.	1,426	75,407
Coca-Cola Enterprises, Inc.	2,560	42,931
ConAgra Foods, Inc.	1,556	30,280
Constellation Brands, Inc. Class A*	693	14,872
Dean Foods Co.*	1,445	33,755
General Mills, Inc.	667	45,836
H.J. Heinz Co.	623	31,131
Hershey Co.	407	16,093
Kellogg Co.	709	39,775
Kraft Foods, Inc. Class A	3,430	112,333
Lorillard, Inc.	24	1,708
McCormick & Co., Inc.†	242	9,305
Molson Coors Brewing Co. Class B	369	17,251
Pepsi Bottling Group, Inc.	1,021	29,783
PepsiCo, Inc.	1,595	113,676
Philip Morris International, Inc.	471	22,655
Reynolds American, Inc.	412	20,031
Sara Lee Corp.	2,380	30,059
Tyson Foods, Inc. Class A	5,951	71,055
UST, Inc.	110	7,319
Wm. Wrigley Jr. Co.	268	21,279

Total Food Beverage & Tobacco		1,094,044

Health Care Equipment & Services—6.8%
Aetna, Inc.	1,491	53,840
AmerisourceBergen Corp.	4,895	184,297
Baxter International, Inc.	609	39,969

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Services—6.8% (continued)
Becton Dickinson & Co.	253	$20,306
Boston Scientific Corp.*	2,133	26,172
C.R. Bard, Inc.	88	8,349
Cardinal Health, Inc.	4,713	232,257
Cigna Corp.	1,057	35,917
Coventry Health Care, Inc.*	517	16,828
Covidien Ltd.	832	44,728
DaVita, Inc.*	410	23,374
Express Scripts, Inc.*	831	61,344
Hospira, Inc.*	242	9,244
Humana, Inc.*	1,009	41,571
IMS Health, Inc.	308	5,824
Intuitive Surgical, Inc.*	21	5,061
Laboratory Corp. of America Holdings*	181	12,580
McKesson Corp.	4,576	246,234
Medco Health Solutions, Inc.*	2,874	129,330
Medtronic, Inc.	780	39,078
Patterson Cos., Inc.*	286	8,697
Quest Diagnostics, Inc.	390	20,151
St. Jude Medical, Inc.*	297	12,917
Stryker Corp.	264	16,447
Tenet Healthcare Corp.*	5,429	30,131
UnitedHealth Group, Inc.	4,422	112,275
Varian Medical Systems, Inc.*	114	6,513
WellPoint, Inc.*	2,298	107,477
Zimmer Holdings, Inc.*	191	12,331

Total Health Care Equipment & Services		1,563,242

Household & Personal Products—1.7%
Avon Products, Inc.	791	32,882
Clorox Co.	247	15,484
Colgate-Palmolive Co.	554	41,744
Estee Lauder Cos., Inc. Class A	513	25,604
Kimberly-Clark Corp.	849	55,049
Procter & Gamble Co.	3,355	233,810

Total Household & Personal Products		404,573

Insurance—3.9%
Aflac, Inc.	798	46,883
Allstate Corp.	2,370	109,303
American International Group, Inc.	7,120	23,710
AON Corp.	602	27,066
Assurant, Inc.	425	23,375
Chubb Corp.	853	46,830
Cincinnati Financial Corp.	352	10,011
Genworth Financial, Inc. Class A	1,388	11,951
Hartford Financial Services Group, Inc.	974	39,924
Lincoln National Corp.	581	24,873
Loews Corp.	1,290	50,942

See Notes to Schedule of Investments.

Investments	Shares	Value

Insurance—3.9% (continued)
Marsh & McLennan Cos., Inc.	1,452	$46,116
MBIA, Inc.	264	3,142
MetLife, Inc.	2,703	151,367
Principal Financial Group, Inc.	561	24,398
Progressive Corp.	2,613	45,466
Prudential Financial, Inc.	1,199	86,328
Torchmark Corp.	192	11,482
Travelers Cos., Inc.	1,600	72,320
Unum Group	1,388	34,839
XL Capital Ltd., Class A	528	9,472

Total Insurance		899,798

Materials—3.8%
Air Products & Chemicals, Inc.	326	22,328
AK Steel Holding Corp.	399	10,342
Alcoa, Inc.	2,856	64,488
Allegheny Technologies, Inc.	198	5,851
Ashland, Inc.	517	15,117
Ball Corp.	528	20,851
Bemis Co. Inc.	440	11,532
CF Industries Holdings, Inc.	603	55,150
Dow Chemical Co.	4,123	131,028
E.I. Du Pont de Nemours & Co.	2,012	81,084
Eastman Chemical Co.	379	20,868
Ecolab, Inc.	352	17,079
Freeport-McMoRan Copper & Gold, Inc.	499	28,368
Hercules, Inc.	363	7,184
International Flavors & Fragrances, Inc.	143	5,643
International Paper Co.	2,129	55,737
MeadWestvaco Corp.	660	15,385
Monsanto Co.	270	26,725
Newmont Mining Corp.	374	14,496
Nucor Corp.	882	34,839
Pactiv Corp.*	385	9,560
PPG Industries, Inc.	560	32,659
Praxair, Inc.	345	24,750
Rohm & Haas Co.	521	36,470
Sealed Air Corp.	638	14,030
Sigma-Aldrich Corp.	126	6,605
Titanium Metals Corp.	154	1,746
United States Steel Corp.	559	43,384
Vulcan Materials Co.	132	9,834
Weyerhaeuser Co.	826	50,039

Total Materials		873,172

Media—2.5%
CBS Corp. Class B†	1,732	25,253
Comcast Corp. Class A	4,701	92,281
DIRECTV Group, Inc.*	2,256	59,040

See Notes to Schedule of Investments.

Investments	Shares	Value

Media—2.5% (continued)
Gannett Co., Inc.	704	$11,905
Interpublic Group of Cos., Inc.*	2,228	17,267
McGraw-Hill Cos., Inc.	484	15,299
Meredith Corp.	99	2,776
New York Times Co. Class A	627	8,960
News Corp. Class A	4,476	53,667
Omnicom Group, Inc.	836	32,236
Scripps Networks Interactive, Inc., Class A	212	7,698
Time Warner, Inc.	8,949	117,320
Viacom, Inc., Class B*	957	23,772
Walt Disney Co.	3,567	109,471
Washington Post Co. Class B	15	8,351

Total Media		585,296

Pharmaceuticals, Biotechnology—3.4%
Abbott Laboratories	1,375	79,172
Allergan, Inc.	184	9,476
Amgen, Inc.*	885	52,454
Applied Biosystems, Inc.	198	6,782
Barr Pharmaceuticals, Inc.*	132	8,620
Biogen Idec, Inc.*	138	6,940
Bristol-Myers Squibb Co.	2,092	43,618
Celgene Corp.*	71	4,493
Eli Lilly & Co.	1,107	48,741
Forest Laboratories, Inc.*	286	8,088
Genzyme Corp.*	165	13,347
Gilead Sciences, Inc.*	292	13,309
Johnson & Johnson	2,821	195,438
King Pharmaceuticals, Inc.*	660	6,323
Merck & Co., Inc.	1,339	42,259
Millipore Corp.*	66	4,541
Mylan, Inc.*	418	4,774
PerkinElmer, Inc.	209	5,219
Pfizer, Inc.	6,684	123,252
Schering-Plough Corp.	1,199	22,146
Thermo Fisher Scientific, Inc.*	501	27,555
Waters Corp.*	59	3,433
Watson Pharmaceuticals, Inc.*	275	7,838
Wyeth	1,474	54,449

Total Pharmaceuticals, Biotechnology		792,267

Real Estate—0.5%
Apartment Investment & Management Co. Class A (a)	162	5,673
AvalonBay Communities, Inc. (a)	33	3,248
Boston Properties, Inc. (a)	55	5,151
CB Richard Ellis Group, Inc. Class A*	814	10,883
Developers Diversified Realty Corp. (a)	66	2,092
Equity Residential (a)	187	8,305
General Growth Properties, Inc. (a)	231	3,488

See Notes to Schedule of Investments.

Investments	Shares	Value

Real Estate—0.5% (continued)
HCP Inc. (a)	275	$11,036
Host Hotels & Resorts, Inc. (a)	946	12,572
Kimco Realty Corp. (a)	66	2,438
Plum Creek Timber Co., Inc. (a)	121	6,033
Prologis (a)	308	12,711
Public Storage (a)	80	7,921
Simon Property Group, Inc. (a)	124	12,028
Vornado Realty Trust (a)	132	12,005

Total Real Estate		115,584

Retailing—6.1%
Abercrombie & Fitch Co. Class A	126	4,971
Amazon.Com, Inc.*	455	33,106
AutoNation, Inc.*	3,562	40,037
Autozone, Inc.*	156	19,241
Bed Bath & Beyond, Inc.*	649	20,385
Best Buy Co., Inc.	2,152	80,700
Big Lots, Inc.*	858	23,878
Dillard’s, Inc. Class A	1,210	14,278
Expedia, Inc.*	242	3,657
Family Dollar Stores, Inc.	946	22,420
GameStop Corp. Class A*	110	3,763
Gap, Inc.	2,481	44,112
Genuine Parts Co.	726	29,192
Home Depot, Inc.	9,461	244,944
JC Penney Co., Inc.	1,415	47,176
Kohl’s Corp.*	953	43,914
Limited Brands, Inc.	1,702	29,479
Lowe’s Cos., Inc.	6,401	151,640
Macy’s, Inc.	2,916	52,430
Nordstrom, Inc.	735	21,183
Office Depot, Inc.*	3,077	17,908
RadioShack Corp.	759	13,116
Sears Holdings Corp.*	1,582	147,917
Sherwin-Williams Co.	434	24,807
Staples, Inc.	2,351	52,898
Target Corp.	3,135	153,771
Tiffany & Co.	165	5,861
TJX Cos., Inc.	1,911	58,324

Total Retailing		1,405,108

Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc.*	2,098	11,015
Altera Corp.	220	4,550
Analog Devices, Inc.	286	7,536
Applied Materials, Inc.	1,768	26,750
Broadcom Corp. Class A*	451	8,402
Intel Corp.	4,621	86,552
KLA-Tencor Corp.	176	5,570

See Notes to Schedule of Investments.

Investments	Shares	Value

Semiconductors & Semiconductor Equipment—1.0% (continued)
Linear Technology Corp.	121	$3,710
LSI Corp.*	1,450	7,772
MEMC Electronic Materials, Inc.*	77	2,176
Microchip Technology, Inc.	110	3,237
Micron Technology, Inc.*	2,109	8,541
National Semiconductor Corp.	297	5,111
Novellus Systems Inc.*	209	4,105
NVIDIA Corp.*	286	3,063
Teradyne, Inc.*	341	2,663
Texas Instruments, Inc.	1,412	30,358
Xilinx, Inc.	275	6,449

Total Semiconductors & Semiconductor Equipment		227,560

Software & Services—2.2%
Adobe Systems, Inc.*	220	8,683
Affiliated Computer Services, Inc. Class A*	423	21,416
Akamai Technologies, Inc.*	55	959
Autodesk, Inc.*	121	4,060
Automatic Data Processing, Inc.	583	24,923
BMC Software, Inc.*	154	4,409
CA, Inc.	506	10,100
Citrix Systems, Inc.*	110	2,779
Cognizant Technology Solutions Corp., Class A*	209	4,771
Computer Sciences Corp.*	924	37,135
Compuware Corp.*	440	4,264
Convergys Corp.*	572	8,454
eBay, Inc.*	704	15,756
Electronic Arts, Inc.*	187	6,917
Fidelity National Information Services, Inc.	627	11,574
Fiserv, Inc.*	308	14,575
Google, Inc. Class A*	73	29,238
Intuit, Inc.*	286	9,040
Mastercard, Inc. Class A	134	23,762
Microsoft Corp.	4,937	131,768
Novell, Inc.*	440	2,262
Oracle Corp.*	2,768	56,217
Paychex, Inc.	154	5,087
Salesforce.com, Inc.*	55	2,662
Symantec Corp.*	924	18,092
Total System Services, Inc.	484	7,938
Unisys Corp.*	3,693	10,156
VeriSign, Inc.*	132	3,443
Western Union Co.	671	16,554
Yahoo! Inc.*	836	14,463

Total Software & Services		511,457

Technology Hardware & Equipment—5.3%
Agilent Technologies, Inc.*	462	13,703
Amphenol Corp. Class A	150	6,021

See Notes to Schedule of Investments.

Investments	Shares	Value

Technology Hardware & Equipment—5.3% (continued)
Apple, Inc.*	410	$46,601
Ciena Corp*	168	1,693
Cisco Systems, Inc.*	4,045	91,255
Corning, Inc.	748	11,699
Dell, Inc.*	8,103	133,537
EMC Corp.*	2,141	25,606
Harris Corp.	35	1,617
Hewlett-Packard Co.	6,476	299,450
International Business Machines Corp.	2,946	344,565
Jabil Circuit, Inc.	2,420	23,087
JDS Uniphase Corp.*	341	2,885
Juniper Networks, Inc.*	275	5,794
Lexmark International, Inc. Class A*	473	15,406
Molex, Inc.	385	8,643
Motorola, Inc.	8,060	57,548
NetApp, Inc.*	341	6,216
QLogic Corp.*	132	2,028
QUALCOMM, Inc.	710	30,509
SanDisk Corp.*	330	6,452
Sun Microsystems, Inc.	2,142	16,279
Tellabs, Inc.*	913	3,707
Teradata Corporation*	198	3,861
Tyco Electronics Ltd.	1,191	32,943
Xerox Corp.	3,257	37,553

Total Technology Hardware & Equipment		1,228,658

Telecommunication Services—2.5%
American Tower Corp., Class A*	110	3,957
AT&T, Inc.	9,012	251,614
CenturyTel, Inc.	198	7,257
Embarq Corp.	429	17,396
Frontier Communications Corp.	561	6,452
Qwest Communications International, Inc.	6,628	21,408
Sprint Nextel Corp.	8,598	52,448
Verizon Communications, Inc.	6,930	222,384
Windstream Corp.	803	8,785

Total Telecommunication Services		591,701

Transportation—2.3%
Burlington Northern Santa Fe Corp.	608	56,197
C.H. Robinson Worldwide, Inc.	434	22,117
CSX Corp.	777	42,401
Expeditors International Washington, Inc.	352	12,264
FedEx Corp.	1,159	91,607
Norfolk Southern Corp.	592	39,196
Ryder System, Inc.	499	30,938
Southwest Airlines Co.	2,277	33,039
Union Pacific Corp.	826	58,778

See Notes to Schedule of Investments.

Investments	Shares	Value

Transportation—2.3% (continued)
United Parcel Service, Inc. Class B	2,213	$139,176

Total Transportation		525,713

Utilities—3.4%
AES Corp.*	1,955	22,854
Allegheny Energy, Inc.	176	6,472
Ameren Corp.	447	17,446
American Electric Power Co., Inc.	881	32,623
Centerpoint Energy, Inc.	1,710	24,915
CMS Energy Corp.	1,243	15,500
Consolidated Edison, Inc.	854	36,688
Constellation Energy Group, Inc.	664	16,135
Dominion Resources, Inc.	1,085	46,417
DTE Energy Co.	613	24,594
Duke Energy Corp.	2,260	39,392
Dynegy Inc. Class A*	1,155	4,135
Edison International	755	30,125
Entergy Corp.	303	26,970
Exelon Corp.	700	43,834
FirstEnergy Corp.	572	38,318
FPL Group, Inc.	687	34,556
Integrys Energy Group, Inc.	577	28,815
Nicor, Inc.	237	10,511
NiSource, Inc.	1,432	21,136
Pepco Holdings, Inc.	1,053	24,124
PG&E Corp.	914	34,229
Pinnacle West Capital Corp.	264	9,084
PPL Corp.	418	15,474
Progress Energy, Inc.	664	28,638
Public Service Enterprise Group, Inc.	844	27,675
Questar Corp.	165	6,752
Sempra Energy	601	30,332
Southern Co.	1,294	48,772
TECO Energy, Inc.	638	10,036
Xcel Energy, Inc.	1,388	27,746

Total Utilities		784,298

Total Investments—100.1% (Cost $26,662,924)		23,156,892

Other Assets Less Liabilities—(0.1%)		(30,459)

Net Assets—100.0%		$23,126,433

* Non-income producing security.

† Non-voting shares

(a) Real Estate Investment Trust (REIT)

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES MID CAP FUND

September 30, 2008 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—100.8%
Automobiles & Components—2.8%
ArvinMeritor, Inc.	6,009	$78,357
BorgWarner, Inc.	837	27,428
Gentex Corp.	259	3,704
Lear Corp.*	4,661	48,941
Modine Manufacturing Co.	685	9,919
Thor Industries, Inc.	667	16,555

Total Automobiles & Components		184,904

Banks—2.3%
Associated Banc-Corp.	459	9,157
Astoria Financial Corp.	372	7,712
BancorpSouth, Inc.	575	16,175
Bank of Hawaii Corp.	125	6,681
Cathay General Bancorp	164	3,903
City National Corp.	150	8,145
Colonial BancGroup, Inc.	846	6,650
Commerce Bancshares, Inc.	347	16,101
Cullen/Frost Bankers, Inc.	158	9,480
First Niagara Financial Group, Inc.	343	5,402
FirstMerit Corp.	319	6,699
New York Community Bancorp, Inc.	685	11,501
PacWest Bancorp	69	1,973
PMI Group, Inc.	691	2,038
SVB Financial Group*	98	5,676
Synovus Financial Corp.	557	5,765
TCF Financial Corp.	599	10,782
Washington Federal, Inc.	206	3,801
Webster Financial Corp.	292	7,373
Westamerica Bancorporation	51	2,934
Wilmington Trust Corp.	241	6,948

Total Banks		154,896

Capital Goods—9.3%
AGCO Corp.*	743	31,659
Alliant Techsystems, Inc.*	232	21,794
Ametek, Inc.	353	14,392
BE Aerospace, Inc.*	724	11,461
Carlisle Cos., Inc.	560	16,783
Crane Co.	450	13,370
Donaldson Co., Inc.	322	13,495
DRS Technologies, Inc.	349	26,786
Dycom Industries, Inc.*	301	3,919
Federal Signal Corp.	834	11,426
Flowserve Corp.	299	26,542
GATX Corp.	241	9,536
Graco, Inc.	173	6,161
Granite Construction, Inc.	550	19,701
Harsco Corp.	489	18,186

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—9.3% (continued)
Hubbell, Inc. Class B	360	$12,618
IDEX Corp.	299	9,275
Joy Global, Inc.	341	15,393
KBR, Inc.	1,796	27,425
Kennametal, Inc.	477	12,936
Lincoln Electric Holdings, Inc.	258	16,592
MSC Industrial Direct Co. Class A	296	13,637
Nordson Corp.	150	7,367
Oshkosh Corp.	864	11,370
Pentair, Inc.	772	26,688
Quanta Services, Inc.*	706	19,069
Roper Industries, Inc.	253	14,411
Shaw Group, Inc.*	64	1,967
SPX Corp.	368	28,336
Teleflex, Inc.	369	23,428
Thomas & Betts Corp.*	307	11,994
Timken Co.	1,254	35,550
Trinity Industries, Inc.	1,090	28,046
United Rentals, Inc.*	1,272	19,385
URS Corp.*	678	24,862
Wabtec Corp.	304	15,574

Total Capital Goods		621,134

Commercial & Professional Services—4.9%
Brink’s Co.	396	24,164
Copart, Inc.*	113	4,294
Corporate Executive Board Co.	57	1,781
Corrections Corp. of America*	1,178	29,273
Deluxe Corp.	411	5,914
Dun & Bradstreet Corp.	143	13,493
Herman Miller, Inc.	533	13,043
HNI Corp.	539	13,658
Kelly Services, Inc. Class A	2,333	44,444
Korn/Ferry International*	310	5,524
Manpower, Inc.	2,499	107,857
Mine Safety Appliances Co.	155	5,909
MPS Group, Inc.*	1,495	15,070
Navigant Consulting, Inc.*	456	9,070
Republic Services, Inc.	736	22,065
Rollins, Inc.	346	6,567
Stericycle, Inc.*	122	7,187

Total Commercial & Professional Services		329,313

Consumer Durables & Apparel—5.8%
American Greetings Corp. Class A	602	9,205
Blyth, Inc.	569	6,452
Callaway Golf Co.	515	7,246
Furniture Brands International, Inc.	1,695	17,831

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—5.8% (continued)
Hanesbrands, Inc.*	1,174	$25,535
Hovnanian Enterprises, Inc. Class A*	5,553	44,368
MDC Holdings, Inc.	779	28,504
Mohawk Industries, Inc.*	776	52,295
NVR, Inc.*	88	50,336
Phillips-Van Heusen Corp.	419	15,884
Ryland Group, Inc.	1,187	31,479
Timberland Co. Class A*	745	12,941
Toll Brothers, Inc.*	2,026	51,116
Tupperware Brands Corp.	444	12,268
Under Armour, Inc. Class A*	134	4,256
Warnaco Group, Inc.*	422	19,112

Total Consumer Durables & Apparel		388,828

Consumer Services—2.3%
Bob Evans Farms, Inc.	414	11,298
Boyd Gaming Corp.	420	3,931
Brinker International, Inc.	1,460	26,119
Career Education Corp.*	441	7,210
Cheesecake Factory*	489	7,149
Chipotle Mexican Grill, Inc. Class A*	57	3,163
Corinthian Colleges, Inc.*	405	6,075
DeVry, Inc.	139	6,886
International Speedway Corp. Class A	149	5,798
ITT Educational Services, Inc.*	57	4,612
Life Time Fitness, Inc.*	92	2,877
Matthews International Corp. Class A	142	7,205
Regis Corp.	730	20,075
Scientific Games Corp. Class A*	244	5,617
Service Corp. International	1,284	10,734
Sotheby’s	173	3,470
Strayer Education, Inc.	15	3,004
Wendy’s/Arby’s Group, Inc.	3,975	20,909

Total Consumer Services		156,132

Diversified Financials—1.4%
Affiliated Managers Group, Inc.*	200	16,570
AmeriCredit Corp.*	1,603	16,238
Apollo Investment Corp.	70	1,194
Eaton Vance Corp.	182	6,412
Jefferies Group, Inc.	816	18,278
Raymond James Financial, Inc.	713	23,516
SEI Investments Co.	337	7,481
Waddell & Reed Financial, Inc. Class A	179	4,430

Total Diversified Financials		94,119

See Notes to Schedule of Investments.

Investments	Shares	Value

Energy—3.2%
Arch Coal, Inc.	498	$16,379
Bill Barrett Corp.*	74	2,376
Cimarex Energy Co.	264	12,912
Denbury Resources, Inc.*	232	4,417
Encore Acquisition Co.*	174	7,270
FMC Technologies, Inc.*	626	29,141
Forest Oil Corp.*	162	8,035
Frontier Oil Corp.	879	16,191
Helix Energy Solutions Group, Inc.*	335	8,134
Helmerich & Payne, Inc.	344	14,857
Newfield Exploration Co.*	287	9,181
Oceaneering International, Inc.*	145	7,731
Overseas Shipholding Group, Inc.	136	7,930
Patriot Coal Corp.*	223	6,478
Patterson-UTI Energy, Inc.	918	18,379
Plains Exploration & Production Co.*	159	5,590
Pride International, Inc.*	661	19,573
Quicksilver Resources, Inc.*	155	3,043
Superior Energy Services*	341	10,619
Tidewater, Inc.	173	9,577

Total Energy		217,813

Food & Staples Retailing—1.4%
BJ’s Wholesale Club, Inc.*	1,749	67,966
Ruddick Corp.	778	25,246

Total Food & Staples Retailing		93,212

Food Beverage & Tobacco—2.8%
Corn Products International, Inc.	623	20,110
Hansen Natural Corp.*	143	4,326
Hormel Foods Corp.	1,183	42,919
J.M. Smucker Co.	340	17,235
Lancaster Colony Corp.	226	8,511
PepsiAmericas, Inc.	980	20,306
Ralcorp Holdings, Inc.*	89	5,999
Smithfield Foods, Inc.*	2,994	47,545
Tootsie Roll Industries, Inc.	156	4,510
Universal Corp.	290	14,236

Total Food Beverage & Tobacco		185,697

Health Care Equipment & Services—7.5%
Advanced Medical Optics, Inc.*	316	5,618
Apria Healthcare Group, Inc.*	581	10,597
Beckman Coulter, Inc.	302	21,439
Cerner Corp.*	209	9,330
Community Health Systems, Inc.*	1,421	41,650
DENTSPLY International, Inc.	362	13,589

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Services—7.5% (continued)
Edwards Lifesciences Corp.*	179	$10,339
Gen-Probe, Inc.*	48	2,546
Health Management Associates, Inc. Class A*	5,566	23,155
Health Net, Inc.*	2,230	52,628
Henry Schein, Inc.*	769	41,403
Hill-Rom Holdings, Inc.	538	16,307
Hologic, Inc.*	173	3,344
IDEXX Laboratories, Inc.*	158	8,658
Kindred Healthcare, Inc.*	1,433	39,508
Kinetic Concepts, Inc.*	206	5,890
LifePoint Hospitals, Inc.*	669	21,502
Lincare Holdings, Inc.*	357	10,742
Omnicare, Inc.	1,971	56,706
Psychiatric Solutions, Inc.*	299	11,347
Resmed, Inc.*	116	4,988
STERIS Corp.	344	12,928
Universal Health Services, Inc. Class B	716	40,117
VCA Antech, Inc.*	209	6,159
WellCare Health Plans, Inc.*	977	35,172

Total Health Care Equipment & Services		505,662

Household & Personal Products—1.0%
Alberto-Culver Co.	456	12,421
Church & Dwight Co., Inc.	307	19,062
Energizer Holdings, Inc.*	226	18,204
NBTY, Inc.*	551	16,266

Total Household & Personal Products		65,953

Insurance—5.8%
American Financial Group, Inc.	1,190	35,105
Arthur J. Gallagher & Co.	486	12,471
Brown & Brown, Inc.	286	6,183
Everest Re Group Ltd.	365	31,583
Fidelity National Financial, Inc. Class A	3,003	44,144
First American Corp.	1,954	57,643
Hanover Insurance Group, Inc.	484	22,032
HCC Insurance Holdings, Inc.	612	16,524
Horace Mann Educators Corp.	355	4,569
Mercury General Corp.	487	26,663
Old Republic International Corp.	2,038	25,985
Philadelphia Consolidated Holding Corp.*	344	20,148
Protective Life Corp.	588	16,764
StanCorp Financial Group, Inc.	398	20,696
Unitrin, Inc.	532	13,268
W.R. Berkley Corp.	1,408	33,158

Total Insurance		386,936

See Notes to Schedule of Investments.

Investments	Shares	Value

Materials—7.8%
Airgas, Inc.	489	$24,279
Albemarle Corp.	410	12,644
AptarGroup, Inc.	54	2,112
Cabot Corp.	588	18,687
Carpenter Technology Corp.	185	4,745
Chemtura Corp.	3,971	18,108
Cleveland-Cliffs, Inc.	356	18,847
Commercial Metals Co.	2,206	37,259
Cytec Industries, Inc.	433	16,848
Ferro Corp.	824	16,562
FMC Corp.	359	18,449
Greif, Inc. Class A	360	23,623
Louisiana-Pacific Corp.	900	8,370
Lubrizol Corp.	520	22,433
Martin Marietta Materials, Inc.	133	14,893
Minerals Technologies, Inc.	136	8,073
Olin Corp.	1,035	20,079
Packaging Corp of America	636	14,742
Reliance Steel & Aluminum Co.	1,095	41,577
RPM International, Inc.	1,330	25,722
Scotts Miracle-Gro Co. Class A	626	14,799
Sensient Technologies Corp.	313	8,805
Sonoco Products Co.	1,032	30,630
Steel Dynamics, Inc.	1,184	20,235
Temple-Inland, Inc.	1,779	27,148
Terra Industries, Inc.	453	13,318
Valspar Corp.	1,110	24,742
Worthington Industries, Inc.	1,084	16,195

Total Materials		523,924

Media—1.1%
Belo Corp. Class A	903	5,382
DreamWorks Animation SKG, Inc. Class A*	217	6,825
Entercom Communications Corp. Class A	217	1,089
Harte-Hanks, Inc.	533	5,527
John Wiley & Sons, Inc. Class A	219	8,859
Lamar Advertising Co. Class A*	179	5,529
Marvel Entertainment, Inc.*	462	15,773
Media General, Inc. Class A	343	4,263
Scholastic Corp.	486	12,480
Valassis Communications, Inc.*	1,171	10,141

Total Media		75,868

Pharmaceuticals, Biotechnology—1.6%
Affymetrix, Inc.*	137	1,060
Cephalon, Inc.*	195	15,111
Charles River Laboratories International, Inc.*	147	8,163
Covance, Inc.*	143	12,643

See Notes to Schedule of Investments.

Investments	Shares	Value

Pharmaceuticals, Biotechnology—1.6% (continued)
Endo Pharmaceuticals Holdings, Inc.*	283	$5,660
Invitrogen Corp.*	214	8,089
Medicis Pharmaceutical Corp. Class A	119	1,774
PDL BioPharma, Inc.	214	1,992
Perrigo Co.	366	14,076
Pharmaceutical Product Development, Inc.	268	11,082
Sepracor, Inc.*	360	6,592
Techne Corp.*	24	1,731
United Therapeutics Corp.*	19	1,998
Valeant Pharmaceuticals International*	623	12,753
Varian, Inc.*	98	4,204
Vertex Pharmaceuticals, Inc.*	74	2,460

Total Pharmaceuticals, Biotechnology		109,388

Real Estate—5.7%
Alexandria Real Estate Equities, Inc. (a)	177	19,913
AMB Property Corp. (a)	92	4,168
BRE Properties, Inc. (a)	60	2,940
Camden Property Trust (a)	213	9,768
Cousins Properties, Inc. (a)	54	1,362
Duke Realty Corp. (a)	343	8,431
Equity One, Inc. (a)	86	1,762
Essex Property Trust, Inc. (a)	182	21,537
Federal Realty Investment Trust (a)	2,620	224,273
Health Care REIT, Inc. (a)	80	4,258
Highwoods Properties, Inc. (a)	113	4,018
Hospitality Properties Trust (a)	262	5,376
Jones Lang LaSalle, Inc.	255	11,087
Liberty Property Trust (a)	182	6,852
Macerich Co. (a)	89	5,665
Mack-Cali Realty Corp. (a)	194	6,571
Nationwide Health Properties, Inc. (a)	80	2,878
Potlatch Corp. (a)	287	13,314
Rayonier, Inc. (a)	226	10,701
Realty Income Corp. (a)	77	1,971
Regency Centers Corp. (a)	51	3,401
UDR, Inc. (a)	259	6,773
Weingarten Realty Investors (a)	134	4,780

Total Real Estate		381,799

Retailing—8.1%
99 Cents Only Stores*	1,043	11,442
Advance Auto Parts, Inc.	1,016	40,295
Aeropostale, Inc.*	432	13,872
American Eagle Outfitters, Inc.	879	13,405
AnnTaylor Stores Corp.*	570	11,765
Barnes & Noble, Inc.	1,055	27,514
Borders Group, Inc.	2,583	16,944

See Notes to Schedule of Investments.

Investments	Shares	Value

Retailing—8.1% (continued)
Carmax, Inc.*	2,441	$34,174
Charming Shoppes, Inc.*	4,338	21,213
Chico’s FAS, Inc.*	1,049	5,738
Coldwater Creek, Inc.*	968	5,605
Collective Brands, Inc.*	1,408	25,780
Dick’s Sporting Goods, Inc.*	745	14,587
Dollar Tree, Inc.*	1,008	36,651
Foot Locker, Inc.	3,296	53,263
Guess?, Inc.	209	7,271
J. Crew Group, Inc.*	400	11,428
NetFlix, Inc.*	395	12,198
O’Reilly Automotive, Inc.*	576	15,420
Pacific Sunwear of California, Inc.*	670	4,509
PetSmart, Inc.	1,144	28,268
Priceline.com, Inc.*	10	684
Rent-A-Center, Inc.*	1,510	33,643
Ross Stores, Inc.	1,577	58,048
Saks, Inc.*	1,400	12,950
Urban Outfitters, Inc.*	350	11,155
Williams-Sonoma, Inc.	995	16,099

Total Retailing		543,921

Semiconductors & Semiconductor Equipment—0.8%
Atmel Corp.*	2,860	9,695
Cree, Inc.*	128	2,916
Fairchild Semiconductor International, Inc.*	840	7,468
Integrated Device Technology, Inc.*	492	3,828
International Rectifier Corp.*	310	5,896
Intersil Corp. Class A	217	3,598
Lam Research Corp.*	420	13,225
RF Micro Devices, Inc.*	1,370	4,000
Semtech Corp.*	128	1,787
Silicon Laboratories, Inc.*	71	2,180

Total Semiconductors & Semiconductor Equipment		54,593

Software & Services—3.4%
ACI Worldwide, Inc.*	125	2,190
Acxiom Corp.	915	11,474
Advent Software, Inc.*	33	1,163
Alliance Data Systems Corp.*	226	14,324
ANSYS, Inc.*	74	2,802
Broadridge Financial Solutions, Inc.	721	11,096
Cadence Design Systems, Inc.*	757	5,117
Digital River, Inc.*	69	2,236
DST Systems, Inc.*	212	11,870
FactSet Research Systems, Inc.	764	39,919
Fair Isaac Corp.	173	3,988
Gartner, Inc.*	505	11,453

See Notes to Schedule of Investments.

Investments	Shares	Value

Software & Services—3.4% (continued)
Global Payments, Inc.	182	$8,165
Jack Henry & Associates, Inc.	191	3,883
Lender Processing Services, Inc.	15	458
Macrovision Solutions Corp.*	83	1,277
McAfee, Inc.*	264	8,965
Mentor Graphics Corp.*	584	6,628
Metavante Technologies, Inc.*	533	10,266
NeuStar, Inc. Class A*	101	2,009
Parametric Technology Corp.*	405	7,452
SAIC, Inc.*	1,531	30,972
SRA International, Inc. Class A*	343	7,762
Sybase, Inc.*	310	9,492
Synopsys, Inc.*	375	7,481
ValueClick, Inc.*	209	2,138
Wind River Systems, Inc.*	217	2,170

Total Software & Services		226,750

Technology Hardware & Equipment—10.9%
3Com Corp.*	2,121	4,942
ADC Telecommunications, Inc.*	611	5,163
Adtran, Inc.	170	3,313
Arrow Electronics, Inc.*	3,110	81,544
Avnet, Inc.*	3,420	84,234
Avocent Corp.*	194	3,969
CommScope, Inc.*	366	12,678
Diebold, Inc.	679	22,482
F5 Networks, Inc.*	140	3,273
Flir Systems, Inc.*	156	5,994
Foundry Networks, Inc.*	938	17,081
Imation Corp.	715	16,152
Ingram Micro, Inc. Class A*	13,690	219,997
National Instruments Corp.	158	4,748
NCR Corp.*	1,935	42,667
Palm, Inc.	1,880	11,224
Plantronics, Inc.	232	5,225
Polycom, Inc.*	283	6,546
Tech Data Corp.*	4,302	128,414
Trimble Navigation Ltd.*	60	1,552
Vishay Intertechnology, Inc.*	1,779	11,777
Western Digital Corp.*	1,434	30,573
Zebra Technologies Corp. Class A*	170	4,735

Total Technology Hardware & Equipment		728,283

Telecommunication Services—0.4%
Cincinnati Bell, Inc.*	2,079	6,424
Telephone & Data Systems, Inc.	568	20,306

Total Telecommunication Services		26,730

See Notes to Schedule of Investments.

Investments	Shares	Value

Transportation—3.3%
Airtran Holdings, Inc.*	2,079	$5,052
Alaska Air Group, Inc.*	1,110	22,633
Alexander & Baldwin, Inc.	259	11,404
Avis Budget Group, Inc.*	3,421	19,637
Con-way, Inc.	766	33,788
JB Hunt Transport Services, Inc.	1,019	34,004
JetBlue Airways Corp.*	3,113	15,409
Kansas City Southern*	201	8,916
Werner Enterprises, Inc.	941	20,429
YRC Worldwide, Inc.*	4,439	53,091

Total Transportation		224,363

Utilities—7.2%
AGL Resources, Inc.	527	16,537
Alliant Energy Corp.	638	20,550
Aqua America, Inc.	203	3,609
Black Hills Corp.	122	3,791
DPL, Inc.	378	9,374
Energen Corp.	174	7,879
Equitable Resources, Inc.	203	7,446
Great Plains Energy, Inc.	824	18,309
Hawaiian Electric Industries, Inc.	821	23,899
IDACORP, Inc.	188	5,469
MDU Resources Group, Inc.	1,212	35,148
National Fuel Gas Co.	331	13,962
Northeast Utilities	1,461	37,475
NSTAR	727	24,355
OGE Energy Corp.	789	24,364
ONEOK, Inc.	2,057	70,760
PNM Resources, Inc.	846	8,663
Puget Energy, Inc.	894	23,870
SCANA Corp.	833	32,429
Sierra Pacific Resources	1,561	14,954
Vectren Corp.	590	16,432
Westar Energy, Inc.	495	11,405
WGL Holdings, Inc.	623	20,216
Wisconsin Energy Corp.	672	30,173

Total Utilities		481,069

Total Investments—100.8% (Cost $7,541,301)		6,761,287

Other Assets Less Liabilities —(0.8%)		(55,814)

Net Assets—100.0%		$6,705,473

* Non-income producing security.

(a) Real Estate Investment Trust (REIT)

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES SMALL CAP FUND

September 30, 2008 (Unaudited)

Investments	Shares	Value

COMMON STOCKS—100.8%
Automobiles & Components—0.7%
ATC Technology Corp.*	219	$5,199
Drew Industries, Inc. *	334	5,715
Fleetwood Enterprises, Inc.*	5,788	5,904
Monaco Coach Corp.	2,010	3,920
Spartan Motors, Inc.	814	2,589
Standard Motor Products, Inc.	1,419	8,825
Superior Industries International, Inc.	674	12,913
Winnebago Industries, Inc.	604	7,804

Total Automobiles & Components		52,869

Banks—3.4%
Anchor Bancorp Wisconsin, Inc.	179	1,316
Bank Mutual Corp.	271	3,076
BankAtlantic Bancorp, Inc. Class A	357	2,927
Boston Private Financial Holdings, Inc.	277	2,421
Brookline Bancorp, Inc.	194	2,481
Cascade Bancorp	155	1,378
Central Pacific Financial Corp.	268	4,505
Columbia Banking System, Inc.	89	1,578
Community Bank System, Inc.	206	5,181
Corus Bankshares, Inc.	1,029	4,167
Dime Community Bancshares, Inc.	188	2,861
East West Bancorp, Inc.	403	5,521
First Bancorp	2,691	29,763
First Commonwealth Financial Corp.	438	5,900
First Financial Bancorp	319	4,657
First Financial Bankshares, Inc.	45	2,335
First Midwest Bancorp, Inc.	250	6,060
FirstFed Financial Corp.*	265	2,078
Flagstar Bancorp, Inc.	2,269	6,762
Frontier Financial Corp.	215	2,887
Glacier Bancorp, Inc.	253	6,267
Guaranty Financial Group*	140	553
Hancock Holding Co.	171	8,721
Hanmi Financial Corp.	456	2,303
Independent Bank Corp.	400	2,476
Irwin Financial Corp.	918	3,626
Nara Bancorp, Inc.	200	2,240
National Penn Bancshares, Inc.	104	1,518
Old National Bancorp.	253	5,065
PrivateBancorp, Inc.	140	5,832
Prosperity Bancshares, Inc.	155	5,268
Provident Bankshares Corp.	286	2,777
Signature Bank*	119	4,151
South Financial Group, Inc.	778	5,703
Sterling Bancorp	158	2,285
Sterling Bancshares, Inc.	364	3,804
Sterling Financial Corp.	602	8,729

See Notes to Schedule of Investments.

Investments	Shares	Value

Banks—3.4% (continued)
Susquehanna Bancshares, Inc.	441	$8,608
TrustCo Bank Corp.	268	3,138
UCBH Holdings, Inc.	599	3,840
UMB Financial Corp.	361	18,960
Umpqua Holdings Corp.	483	7,105
United Bankshares, Inc.	206	7,210
United Community Banks, Inc.	432	5,728
Whitney Holding Corp.	385	9,336
Wilshire Bancorp, Inc.	271	3,298
Wintrust Financial Corp.	265	7,778

Total Banks		244,173

Capital Goods—14.2%
A.O. Smith Corp.	893	34,997
AAR Corp.*	400	6,636
Acuity Brands, Inc.	862	35,997
Albany International Corp. Class A	392	10,713
Apogee Enterprises, Inc.	471	7,079
Applied Industrial Technologies, Inc.	917	24,695
Applied Signal Technology, Inc.	176	3,059
Astec Industries, Inc.*	304	9,372
Baldor Electric Co.	646	18,611
Barnes Group, Inc.	643	13,001
Belden, Inc.	559	17,771
Brady Corp. Class A	461	16,264
Briggs & Stratton Corp.	1,314	21,261
C&D Technologies, Inc.*	1,267	7,197
Cascade Corp.	110	4,819
Ceradyne, Inc.*	219	8,029
CLARCOR, Inc.	355	13,472
Cubic Corp.	295	7,254
Curtiss-Wright Corp.	382	17,362
EMCOR Group, Inc.*	2,933	77,197
EnPro Industries, Inc.*	450	16,722
Esterline Technologies Corp.*	307	12,154
Gardner Denver, Inc. *	738	25,623
GenCorp, Inc. *	802	5,405
Gibraltar Industries, Inc.	1,324	24,772
Griffon Corp.*	2,089	18,843
II-VI, Inc.*	1,727	66,766
Insituform Technologies, Inc. Class A*	626	9,365
John Bean Technologies Corp.*	128	1,620
Kaman Corp.	526	14,980
Kaydon Corp.	128	5,768
Lawson Products, Inc.	230	6,360
Lennox International, Inc.	1,493	49,672
Lindsay Corp.	69	5,020
Lydall, Inc.*	468	4,507
Magnetek, Inc.*	288	1,166

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—14.2% (continued)
Moog, Inc. Class A*	449	$19,253
Mueller Industries, Inc.	1,205	27,727
NCI Buildings Systems, Inc.*	664	21,082
Orbital Sciences Corp.*	880	21,094
Quanex Building Products Corp.	1,997	30,434
Regal-Beloit Corp.	514	21,855
Robbins & Myers, Inc.	273	8,444
Simpson Manufacturing Co., Inc.	440	11,920
Standex International Corp.	444	12,321
Teledyne Technologies, Inc.*	401	22,921
Toro Co.	471	19,452
Tredegar Corp.	1,044	18,573
Triumph Group, Inc.	158	7,222
Universal Forest Products, Inc.	1,193	41,648
Valmont Industries, Inc.	245	20,259
Vicor Corp.	182	1,616
Wabash National Corp.	2,374	22,434
Watsco, Inc.	668	33,587
Watts Water Technologies, Inc. Class A	650	17,778
Woodward Governor Co.	398	14,037

Total Capital Goods		1,017,186

Commercial & Professional Services—5.2%
ABM Industries, Inc.	1,891	41,299
Administaff, Inc.	683	18,591
Bowne & Co., Inc.	699	8,073
CDI Corp.	702	15,676
Consolidated Graphics, Inc.*	250	7,583
G&K Services, Inc. Class A	330	10,907
Healthcare Services Group, Inc.	352	6,438
Heidrick & Struggles International, Inc.	250	7,538
Interface, Inc. Class A	898	10,210
Mobile Mini, Inc.*	221	4,272
On Assignment, Inc.*	1,074	8,463
School Specialty, Inc.*	415	12,944
Spherion Corp. *	3,628	17,668
Standard Register Co.	993	9,781
SYKES Enterprises, Inc.*	504	11,068
Tetra Tech, Inc.*	1,011	24,325
TrueBlue, Inc.*	1,257	20,313
United Stationers, Inc.*	1,287	61,556
Viad Corp.	459	13,215
Volt Information Sciences, Inc.*	2,612	23,456
Waste Connections, Inc.*	407	13,960
Watson Wyatt Worldwide, Inc. Class A	438	21,782

Total Commercial & Professional Services		369,118

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—7.3%
Arctic Cat, Inc.	1,026	$9,388
Bassett Furniture Industries, Inc.	453	3,873
Brunswick Corp.	1,575	20,144
Champion Enterprises, Inc.*	2,031	11,272
CROCS, Inc.*	239	856
Deckers Outdoor Corp.*	37	3,851
Ethan Allen Interiors, Inc.	474	13,281
Fossil, Inc.*	428	12,082
Iconix Brand Group, Inc.*	86	1,125
JAKKS Pacific, Inc.*	435	10,836
K-Swiss, Inc. Class A	325	5,655
La-Z-Boy, Inc.	3,929	36,618
Libbey Inc.	680	5,787
M/I Homes, Inc.	1,783	40,617
Maidenform Brands, Inc.*	432	6,268
Meritage Homes Corp.*	2,357	58,218
Movado Group, Inc.	265	5,923
National Presto Industries, Inc.	81	6,035
Nautilus, Inc.	1,615	7,381
Oxford Industries, Inc.	665	17,177
Perry Ellis International, Inc.*	607	9,050
Polaris Industries, Inc.	505	22,972
Pool Corp.	1,309	30,539
Quiksilver, Inc.*	3,414	19,596
RC2 Corp.*	242	4,840
Russ Berrie & Co., Inc.*	262	2,010
Skechers U.S.A., Inc. Class A*	826	13,902
Skyline Corp.	173	4,572
Standard-Pacific Corp.	16,873	82,846
Sturm Ruger & Co., Inc.*	265	1,839
True Religion Apparel, Inc.*	832	21,507
UniFirst Corp.	330	14,220
Universal Electronics, Inc.*	98	2,448
Volcom, Inc.*	131	2,264
Wolverine World Wide, Inc.	656	17,358

Total Consumer Durables & Apparel		526,350

Consumer Services—3.3%
Buffalo Wild Wings, Inc.*	170	6,841
California Pizza Kitchen, Inc.*	531	6,834
CBRL Group, Inc.	531	13,965
CEC Entertainment, Inc.*	376	12,483
CKE Restaurants, Inc.	1,461	15,487
Coinstar, Inc.*	295	9,440
CPI Corp.	149	1,602
DineEquity, Inc.	101	1,703
Hillenbrand, Inc.	183	3,689
Interval Leisure Group, Inc.*	109	1,134
Jack in the Box, Inc.*	1,390	29,328

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Services—3.3% (continued)
Landry’s Restaurants, Inc.	665	$10,341
Marcus Corp.	236	3,795
Monarch Casino & Resort, Inc.*	83	945
Multimedia Games, Inc.*	209	905
O’Charleys, Inc.	930	8,138
Panera Bread Co. Class A*	352	17,916
Papa John’s International, Inc.*	647	17,573
Peet’s Coffee & Tea, Inc.*	119	3,322
P.F. Chang’s China Bistro, Inc.*	559	13,159
Pinnacle Entertainment, Inc.*	480	3,629
Pre-Paid Legal Services, Inc.*	130	5,364
Red Robin Gourmet Burgers, Inc.*	277	7,424
Ruby Tuesday, Inc.*	1,654	9,577
Ruth’s Hospitality Group*	376	1,478
Shuffle Master, Inc.*	203	1,033
Sonic Corp.*	415	6,047
Steak N Shake Co.*	749	6,501
Texas Roadhouse, Inc. Class A*	781	7,021
Universal Technical Institute, Inc.*	271	4,623
WMS Industries, Inc.*	230	7,031

Total Consumer Services		238,328

Diversified Financials—1.3%
Cash America International, Inc.	358	12,902
Financial Federal Corp.	113	2,590
First Cash Financial Services, Inc.*	307	4,605
Greenhill & Co., Inc.	324	23,895
Investment Technology Group, Inc.*	203	6,177
LaBranche & Co., Inc.*	1,399	6,296
optionsXpress Holdings, Inc.	104	2,020
Piper Jaffray Cos.*	166	7,180
Portfolio Recovery Associates, Inc.*	72	3,501
Rewards Network, Inc.*	593	2,977
Stifel Financial Corp.*	149	7,435
SWS Group, Inc.	511	10,302
TradeStation Group, Inc.*	161	1,505
World Acceptance Corp.*	136	4,896

Total Diversified Financials		96,281

Energy—4.4%
Atwood Oceanics, Inc.*	113	4,113
Basic Energy Services, Inc.*	589	12,546
Bristow Group, Inc.*	230	7,783
CARBO Ceramics, Inc.	121	6,245
Dril-Quip, Inc.*	113	4,903
Gulf Island Fabrication, Inc.	204	7,032
Hornbeck Offshore Services, Inc.*	106	4,094
ION Geophysical Corp.*	587	8,330

See Notes to Schedule of Investments.

Investments	Shares	Value

Energy—4.4% (continued)
Lufkin Industries, Inc.	158	$12,537
Matrix Service Co.*	301	5,749
NATCO Group, Inc. Class A*	148	5,947
Penn Virginia Corp.	264	14,108
Petroleum Development Corp.*	82	3,638
Petroquest Energy, Inc.*	82	1,259
Pioneer Drilling Co.*	459	6,105
SEACOR Holdings, Inc.*	203	16,027
Smith International, Inc.	89	5,235
St. Mary Land & Exploration Co.	300	10,695
Stone Energy Corp.*	222	9,397
Superior Well Services, Inc.*	240	6,074
Swift Energy Co.*	219	8,473
Tetra Technologies, Inc.*	817	11,315
Unit Corp.*	347	17,288
World Fuel Services Corp.	5,365	123,556

Total Energy		312,449

Food & Staples Retailing—4.5%
Andersons, Inc.	83	2,923
Casey’s General Stores, Inc.	1,900	57,323
Great Atlantic & Pacific Tea Co., Inc.*	2,897	31,346
Longs Drug Stores Corp.	1,248	94,398
Nash Finch Co.	1,655	71,364
Spartan Stores, Inc.	1,367	34,011
United Natural Foods, Inc.*	1,291	32,262

Total Food & Staples Retailing		323,627

Food Beverage & Tobacco—3.0%
Alliance One International, Inc.*	7,241	27,516
Boston Beer Co., Inc. Class A*	139	6,601
Darling International, Inc.*	6,520	72,437
Flowers Foods, Inc.	1,191	34,968
Green Mountain Coffee Roasters, Inc.*	134	5,272
Hain Celestial Group, Inc.*	358	9,856
J&J Snack Foods Corp.	264	8,952
Lance, Inc.	486	11,027
Sanderson Farms, Inc.	550	20,207
TreeHouse Foods, Inc.*	619	18,384

Total Food Beverage & Tobacco		215,220

Health Care Equipment & Services—8.4%
Abaxis, Inc.*	283	5,575
Air Methods Corp.*	22	623
Allscripts Healthcare Solutions, Inc.*	200	2,488
Amedisys, Inc.*	206	10,026
American Medical Systems Holding*	441	7,832

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Services—8.4% (continued)
AMERIGROUP Corp.*	1,455	$36,723
AMN Healthcare Services, Inc.*	938	16,481
AmSurg Corp.*	265	6,750
Analogic Corp.	88	4,379
ArthroCare Corp.*	75	2,079
Biolase Technology, Inc.*	325	614
Centene Corp.*	1,522	31,216
Chemed Corp.	268	11,004
CONMED Corp.*	379	12,128
Cooper Cos., Inc.	280	9,733
Cross Country Healthcare, Inc.*	677	11,028
CryoLife, Inc.*	173	2,270
Cyberonics*	137	2,329
Datascope Corp.	154	7,951
Eclipsys Corp.*	67	1,404
Gentiva Health Services, Inc.*	926	24,946
Greatbatch, Inc.*	203	4,982
Haemonetics Corp.*	109	6,727
HealthExtras, Inc.*	892	23,299
Healthspring, Inc.*	75	1,587
Healthways, Inc.*	128	2,065
HMS Holdings Corp.*	167	4,001
ICU Medical, Inc.*	72	2,190
Immucor, Inc.*	86	2,749
Integra LifeSciences Holdings*	171	7,529
Invacare Corp.	847	20,447
inVentiv Health, Inc.*	412	7,276
Kensy Nash Corp.*	33	1,038
Landauer, Inc.	75	5,456
LCA-Vision, Inc.	236	1,095
LHC Group, Inc.*	149	4,244
Magellan Health Services, Inc.*	346	14,207
Medcath Corp.*	364	6,523
Mentor Corp.	104	2,481
Meridian Bioscience, Inc.	51	1,481
Merit Medical Systems, Inc.*	185	3,472
Molina Healthcare, Inc.*	826	25,606
Natus Medical, Inc.*	179	4,056
Odyssey HealthCare, Inc.*	579	5,877
Omnicell, Inc.*	101	1,328
Osteotech, Inc.*	176	750
Owens & Minor, Inc.	2,396	116,205
Palomar Medical Technologies, Inc.*	104	1,400
Pediatrix Medical Group, Inc.*	188	10,137
PharMerica Corp.*	352	7,916
Phase Forward Inc.*	69	1,443
PSS World Medical, Inc.*	1,233	24,044
RehabCare Group, Inc.*	441	7,982
Res-Care, Inc.*	811	14,712
Sunrise Senior Living, Inc.*	820	11,308

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Services—8.4% (continued)
SurModics, Inc.*	18	$567
Symmetry Medical, Inc.*	209	3,879
Theragenics Corp.*	215	671
Vital Signs, Inc.	51	3,769
West Pharmaceutical Services, Inc.	567	27,681
Zoll Medical Corp.*	42	1,374

Total Health Care Equipment & Services		601,133

Household & Personal Products—0.7%
Central Garden & Pet Co., Class A*	4,454	26,501
Chattem, Inc.*	75	5,864
Mannatech, Inc.	898	3,592
Spectrum Brands, Inc.*	5,424	7,539
WD-40 Co.	98	3,521

Total Household & Personal Products		47,017

Insurance—3.0%
Delphi Financial Group, Inc. Class A	564	15,815
Hilb Rogal & Hobbs Co.	246	11,498
Infinity Property & Casualty Corp.	392	16,150
LandAmerica Financial Group, Inc.	1,986	48,160
National Financial Partners Corp.	145	2,175
Navigators Group, Inc.*	107	6,206
Presidential Life Corp.	295	4,658
ProAssurance Corp.*	188	10,528
RLI Corp.	161	9,996
Safety Insurance Group, Inc.	248	9,407
Selective Insurance Group, Inc.	1,051	24,089
Stewart Information Services Corp.	1,129	33,588
Tower Group, Inc.	155	3,652
United Fire & Casualty Co.	298	8,520
Zenith National Insurance Corp.	321	11,761

Total Insurance		216,203

Materials—4.8%
A.M. Castle & Co.	771	13,323
AMCOL International Corp.	245	7,659
Arch Chemicals, Inc.	517	18,250
Balchem Corp.	388	10,348
Brush Engineered Materials, Inc.*	286	5,311
Buckeye Technologies, Inc.*	746	6,110
Century Aluminum Co.*	437	12,101
Deltic Timber Corp.	45	2,864
Georgia Gulf Corp.	6,152	15,380
H.B. Fuller Co.	865	18,053
Headwaters, Inc.*	1,399	18,677
Material Sciences Corp.*	459	2,639

See Notes to Schedule of Investments.

Investments	Shares	Value

Materials—4.8% (continued)
Myers Industries, Inc.	570	$7,188
Neenah Paper, Inc.	438	8,672
NewMarket Corp.	380	19,972
Olympic Steel, Inc.	6	177
OM Group, Inc.*	225	5,063
OMNOVA Solutions, Inc.*	1,813	3,608
Penford Corp.	164	2,901
PolyOne Corp.*	5,827	37,583
Quaker Chemical Corp.	343	9,762
Rock-Tenn Co. Class A	1,206	48,215
RTI International Metals, Inc.*	110	2,152
Schulman A., Inc.	1,124	22,232
Schweitzer-Mauduit International, Inc.	361	6,855
Stepan Co.	145	7,913
Texas Industries, Inc.	207	8,458
Wausau Paper Corp.	1,959	19,845

Total Materials		341,311

Media—1.1%
4Kids Entertainment, Inc.*	63	445
AH Belo Corp. Class A	57	294
Arbitron, Inc.	116	5,184
E.W. Scripps Co. Class A	149	1,053
Live Nation, Inc.*	4,425	71,995
Radio One, Inc. Class D*	2,490	1,868

Total Media		80,839

Pharmaceuticals, Biotechnology—1.4%
Alpharma, Inc. Class A*	461	17,006
ArQule, Inc.*	18	58
Cambrex Corp.*	546	3,358
Cubist Pharmaceuticals, Inc.*	365	8,114
Dionex Corp.*	55	3,495
Enzo Biochem, Inc.*	57	626
Kendle International, Inc.*	174	7,780
Martek Biosciences Corp.*	155	4,870
Noven Pharmaceuticals, Inc.*	66	771
Par Pharmaceutical Cos., Inc.*	1,534	18,853
Parexel International Corp.*	546	15,648
PharmaNet Development Group, Inc.*	149	1,076
Regeneron Pharmaceuticals, Inc.*	42	917
Salix Pharmaceuticals Ltd.*	537	3,442
Savient Pharmaceuticals, Inc.*	21	313
Sciele Pharma, Inc.*	215	6,620
Viropharma, Inc.*	310	4,067

Total Pharmaceuticals, Biotechnology		97,014

See Notes to Schedule of Investments.

Investments	Shares	Value

Real Estate—2.2%
Acadia Realty Trust (a)	57	$1,441
BioMed Realty Trust, Inc. (a)	1,032	27,296
Cedar Shopping Centers, Inc. (a)	653	8,633
Colonial Properties Trust (a)	277	5,177
DiamondRock Hospitality Co. (a)	537	4,887
EastGroup Properties, Inc. (a)	52	2,524
Entertainment Properties Trust (a)	57	3,119
Extra Space Storage, Inc. (a)	152	2,335
Forestar Real Estate Group, Inc.*	63	929
Home Properties, Inc. (a)	804	46,593
Inland Real Estate Corp. (a)	173	2,714
Kilroy Realty Corp. (a)	73	3,489
Kite Realty Group Trust (a)	122	1,342
LaSalle Hotel Properties (a)	182	4,244
Lexington Realty Trust (a)	307	5,287
LTC Properties, Inc. (a)	45	1,319
Medical Properties Trust, Inc. (a)	101	1,146
Mid-America Apartment Communities, Inc. (a)	112	5,504
National Retail Properties, Inc. (a)	101	2,419
Parkway Properties, Inc. (a)	86	3,256
Pennsylvania Real Estate Investment Trust (a)	49	924
PS Business Parks, Inc. (a)	69	3,974
Senior Housing Properties Trust (a)	116	2,764
Sovran Self Storage, Inc. (a)	60	2,681
Tanger Factory Outlet Centers, Inc. (a)	75	3,284
Urstadt Biddle Properties, Inc. Class A (a)	400	7,500

Total Real Estate		154,781

Retailing—10.5%
Aaron Rents, Inc.	1,011	27,368
Audiovox Corp. Class A*	495	4,638
Big 5 Sporting Goods Corp.	760	7,843
Blue Nile, Inc.*	54	2,315
Brown Shoe Co., Inc.	2,035	33,333
Buckle, Inc.	523	29,047
Cabela’s, Inc.*	1,956	23,628
Cato Corp. Class A	847	14,865
Charlotte Russe Holding, Inc.*	692	7,093
Childrens Place Retail Stores, Inc.*	901	30,048
Christopher & Banks Corp.	447	3,428
Dress Barn, Inc.*	1,390	21,253
Finish Line, Inc. Class A	4,515	45,105
Fred’s, Inc. Class A	2,332	33,161
Genesco, Inc.*	635	21,260
Group 1 Automotive, Inc.	3,316	72,058
Gymboree Corp.*	312	11,076
Haverty Furniture Cos., Inc.	1,279	14,632
Hibbett Sports, Inc.*	310	6,206

See Notes to Schedule of Investments.

Investments	Shares	Value

Retailing—10.5% (continued)
Hot Topic, Inc.*	1,604	$10,602
HSN, Inc.*	88	969
Jo-Ann Stores, Inc.*	1,692	35,498
Jos. A. Bank Clothiers, Inc.*	253	8,501
Lithia Motors, Inc. Class A	2,878	12,404
LKQ Corp.*	611	10,369
MarineMax, Inc.*	1,145	8,278
Men’s Wearhouse, Inc.	775	16,461
Midas Inc.*	143	1,968
NutriSystem, Inc.	64	1,134
OfficeMax, Inc.	5,256	46,726
PEP Boys-Manny, Moe & Jack	2,636	16,290
PetMed Express, Inc.*	164	2,575
Select Comfort Corp.*	1,056	1,742
Sonic Automotive, Inc. Class A	4,929	41,699
Stage Stores, Inc.	1,224	16,720
Stamps.com, Inc.*	92	1,074
Stein Mart, Inc.	3,969	15,519
Ticketmaster*	22	236
Tractor Supply Co.*	890	37,425
Tuesday Morning Corp.*	1,862	7,690
Tween Brands, Inc.*	453	4,435
Zale Corp.*	1,865	46,625
Zumiez, Inc.*	119	1,961

Total Retailing		755,258

Semiconductors & Semiconductor Equipment—1.9%
Actel Corp.*	215	2,683
Advanced Energy Industries, Inc.*	400	5,472
ATMI, Inc.*	158	2,841
Axcelis Technologies, Inc.*	1,336	2,271
Brooks Automation, Inc.*	907	7,583
Cabot Microelectronics Corp.*	131	4,202
Cohu, Inc.	224	3,544
Cymer, Inc.*	195	4,939
Cypress Semiconductor Corp.* (b)	3,725	24,212
Diodes, Inc.*	173	3,192
DSP Group, Inc.*	206	1,576
Exar Corp.*	104	797
FEI Co.*	347	8,262
Kopin Corp.*	331	1,033
Kulicke & Soffa Industries, Inc.*	1,196	5,394
Micrel, Inc.	400	3,628
Microsemi Corp.*	256	6,523
MKS Instruments, Inc.*	623	12,404
Pericom Semiconductor Corp.*	98	1,029
Photronics, Inc.*	579	1,089
Rudolph Technologies, Inc.*	212	1,777
Skyworks Solutions, Inc.*	1,142	9,547

See Notes to Schedule of Investments.

Investments	Shares	Value

Semiconductors & Semiconductor Equipment—1.9% (continued)
Standard Microsystems Corp.*	134	$3,347
Supertex, Inc.*	39	1,098
TriQuint Semiconductor, Inc.*	1,014	4,857
Ultratech, Inc.*	122	1,476
Varian Semiconductor Equipment Associates, Inc.*	322	8,089
Veeco Instruments, Inc.*	352	5,213

Total Semiconductors & Semiconductor Equipment		138,078

Software & Services—3.0%
Bankrate, Inc.*	33	1,284
Blackbaud, Inc.	113	2,085
CACI International, Inc., Class A*	556	27,855
Captaris, Inc.*	307	1,415
Catapult Communications Corp.*	92	443
CIBER, Inc.*	2,073	14,490
Concur Technologies, Inc.*	42	1,607
CSG Systems International, Inc.*	1,336	23,420
CyberSource Corp.*	81	1,305
Dealertrack Holdings, Inc.*	75	1,263
Epicor Software Corp.*	522	4,119
EPIQ Systems, Inc.*	134	1,822
Gevity HR, Inc.	1,670	12,158
Informatica Corp.*	289	3,754
InfoSpace, Inc.	212	2,300
j2 Global Communications, Inc.*	119	2,779
JDA Software Group, Inc.*	230	3,498
Knot, Inc.*	98	818
Manhattan Associates, Inc.*	164	3,664
Mantech International Corp. Class A*	459	27,214
MAXIMUS, Inc.	245	9,026
MICROS Systems, Inc.*	286	7,625
Perficient, Inc.*	173	1,149
Phoenix Technologies Ltd.*	39	312
Progress Software Corp.*	197	5,120
Quality Systems, Inc.	66	2,789
Radiant Systems, Inc.*	209	1,816
Secure Computing Corp.*	343	1,880
SI International, Inc.*	262	7,873
Smith Micro Software, Inc.*	125	888
Sonic Solutions*	200	880
SPSS, Inc.*	104	3,053
Startek, Inc.*	331	2,125
Take-Two Interactive Software, Inc.*	781	12,808
THQ, Inc.*	590	7,104
Tyler Technologies, Inc.*	182	2,761
United Online, Inc.	576	5,420
Websense, Inc.*	161	3,598

See Notes to Schedule of Investments.

Investments	Shares	Value

Software & Services—3.0% (continued)
Wright Express Corp.*	113	$3,373

Total Software & Services		216,893

Technology Hardware & Equipment—7.3%
Adaptec, Inc.*	1,142	3,746
Agilysys, Inc.	948	9,565
Anixter International, Inc.*	1,255	74,684
Arris Group, Inc.*	1,276	9,863
Avid Technology, Inc.*	462	11,116
Bel Fuse, Inc. Class B	116	3,303
Benchmark Electronics, Inc.*	2,362	33,257
Black Box Corp.	362	12,500
Blue Coat Systems, Inc.*	63	894
Brightpoint, Inc.*	2,806	20,203
Checkpoint Systems, Inc.*	480	9,034
Cognex Corp.	146	2,943
Comtech Telecommunications Corp.*	124	6,106
CTS Corp.	886	11,323
Daktronics, Inc.	245	4,082
Digi International, Inc.*	146	1,489
Electro Scientific Industries, Inc.*	161	2,289
FARO Technologies, Inc.*	92	1,874
Gerber Scientific, Inc.*	877	8,016
Harmonic Inc.*	385	3,253
Hutchinson Technology, Inc.*	358	4,146
Insight Enterprises, Inc.*	3,570	47,873
Intevac, Inc.*	265	2,820
Itron, Inc.*	200	17,706
Keithley Instruments, Inc.	218	1,825
Littelfuse, Inc.*	228	6,778
LoJack Corp.*	173	1,157
Mercury Computer Systems, Inc.*	218	1,940
Methode Electronics, Inc.	525	4,694
MTS Systems Corp.	155	6,526
Netgear, Inc.*	283	4,245
Network Equipment Technologies, Inc.*	83	284
Newport Corp.*	462	4,980
Novatel Wireless, Inc.*	334	2,024
Park Electrochemical Corp.	116	2,812
PC-Tel, Inc.	140	1,305
Photon Dynamics, Inc.*	119	1,827
Plexus Corp.*	723	14,966
RadiSys Corp.*	253	2,176
Rogers Corp.*	137	5,066
Scansource, Inc.*	768	22,111
Stratasys, Inc. *	63	1,101
Symmetricom, Inc.*	677	3,365
Synaptics, Inc.*	89	2,690
SYNNEX Corp.*	4,628	103,389

See Notes to Schedule of Investments.

Investments	Shares	Value

Technology Hardware & Equipment—7.3% (continued)
Technitrol, Inc.	567	$8,386
Tollgrade Communications, Inc.*	113	475
TTM Technologies, Inc.*	835	8,283
Viasat, Inc.*	237	5,588

Total Technology Hardware & Equipment		520,078

Telecommunication Services—0.2%
Fairpoint Communications, Inc.	410	3,555
General Communication, Inc. Class A*	793	7,343

Total Telecommunication Services		10,898

Transportation—2.7%
Arkansas Best Corp.	1,091	36,756
Forward Air Corp.	160	4,357
Heartland Express, Inc.	546	8,474
HUB Group, Inc., Class A*	866	32,605
Kirby Corp.*	318	12,065
Knight Transportation, Inc.	629	10,674
Landstar System, Inc.	772	34,014
Old Dominion Freight Line, Inc.*	838	23,749
Skywest, Inc.	1,698	27,134

Total Transportation		189,828

Utilities—6.3%
ALLETE, Inc.	271	12,060
American States Water Co.	95	3,658
Atmos Energy Corp.	2,997	79,779
Avista Corp.	927	20,125
Central Vermont Public Service Corp.	161	3,774
CH Energy Group, Inc.	358	15,598
Cleco Corp.	510	12,878
El Paso Electric Co.*	403	8,463
Laclede Group, Inc.	790	38,307
New Jersey Resources Corp.	1,203	43,176
Northwest Natural Gas Co.	300	15,600
Piedmont Natural Gas Co., Inc.	887	28,349
South Jersey Industries, Inc.	356	12,709
Southern Union Co.	1,162	23,995
Southwest Gas Corp.	984	29,776
UGI Corp.	2,712	69,915
UIL Holdings Corp.	370	12,702
UniSource Energy Corp.	596	17,397

Total Utilities		448,261

See Notes to Schedule of Investments.

Investments	Shares	Value

Total Investments—100.8% (Cost $7,559,654)		$7,213,193

Other Assets Less Liabilities —(0.8%)		(58,118)

Net Assets—100.0%		$7,155,075

* Non-income producing security.

(a) Real Estate Investment Trust (REIT)

(b) “When issued” (W/I)

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

1.              ORGANIZATION

The RevenueShares ETF Trust, (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares, without par value.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of three active funds (collectively, the “Funds” and individually a “Fund”).  Each Fund is a diversified fund under the Act. The Funds commenced operations on February 22, 2008.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, and RevenueShares Small Cap Fund) is to outperform the total return performance of the Fund’s corresponding benchmark Standard & Poor’s index (S&P 500 Index, S&P MidCap 400 Index, and the S&P SmallCap 600 Index, respectively).

2.              SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent.  The NAV per share is calculated by the Bank of New York Mellon Corp.’s fund accounting department and determined as of the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.  Security holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees.

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3.     FAIR VALUE MEASUREMENT

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements.  The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets carried at fair value were as follows:

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
Valuation inputs	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments
Level 1 - Quoted Prices	$23,156,892	—	$6,761,287	—	$7,213,193	—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$23,156,892	—	$6,761,287	—	$7,213,193	—

4.              ACCOUNTING PRONOUNCEMENT

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5.              FEDERAL INCOME TAX

At September 30, 2008 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
RevenueShares Large Cap Fund	$26,662,924	$367,535	$(3,873,567)	$(3,506,032)
RevenueShares Mid Cap Fund	7,541,301	188,230	(968,244)	(780,014)
RevenueShares Small Cap Fund	7,559,654	423,281	(769,742)	(346,461)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

6.              ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statement which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

Item 2.    Controls and Procedures.

(a)         The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filling date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	November 18, 2008

By:	/s/ Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	November 18, 2008

By:	/s/ Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	November 18, 2008